Commitments and Contingencies - Schedule of Future Minimum Lease Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Aug. 31, 2016
Leases [Abstract]
2018	$ 46,667
2019	45,000
2020	45,000
2021	45,000
2022	45,000
Thereafter	18,750
Total minimum lease payments	245,417
Less amount represented lease operating expenses	(63,607)
Less amount represented interest	(75,189)
Present value of minimum lease payments	106,621
Less current maturities of capital lease obligations	(12,952)
Long-term capital lease obligations	$ 93,669	$ 124,300